Income from operations - Employees by category (Detail)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Aggregate continuing and discontinued operations
Income from operations [Line Items]
Number of employees	67,823	69,656	77,233
Production
Income from operations [Line Items]
Number of employees	27,478	28,640	30,689
Research & development
Income from operations [Line Items]
Number of employees	10,843	12,035	14,169
Other
Income from operations [Line Items]
Number of employees	27,795	26,818	29,082
Employees
Income from operations [Line Items]
Number of employees	66,116	67,493	73,941
Third-party workers
Income from operations [Line Items]
Number of employees	1,708	2,163	3,292